Schedule of reconciliation of loss before income tax to net cash used in operating activities (Details) - USD ($)	5 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash And Cash Equivalents
Loss before income tax		$ (24,542,490)	$ (1,972,954)	$ (1,715,375)
Depreciation and amortisation		186,173	113,370	148,313
Share-based payments		14,313,666
Impairment losses on financial assets		734,011		175,000
Impairment losses on non-financial assets
Net loss on financial instruments at fair value through profit or loss		489,037
Loss on conversion of SAFE notes		452,161
Net foreign exchange loss		1,350,474	24,584
Finance costs		2,015,910	291,439	82,755
Finance income		(157,873)
Share of profit of equity-accounted investments	$ (36,688)	(36,688)
Operating loss before working capital changes		(5,195,619)	(1,543,561)	(1,309,307)
Trade and unbilled receivables		5,308,961	(10,834)	6,893
Prepayments		(1,968,223)	(2,904)
Inventories		29,639
Other financial assets		218,689	(1,597)	26,886
Other non-financial assets		87,027
Trade payables		(7,014,757)	264,655	144,148
Contract liabilities		2,239,734	120,000	468,000
Other financial liabilities		1,645,464
Provisions and employee benefit obligations		93,076
Other non-financial liabilities		155,509
Cash generated from / (used in) operations		(4,400,500)	(1,174,241)	(663,380)
Interest received		157,873
Income taxes paid		(389,762)
Net cash used in operating activities		$ (4,632,389)	$ (1,174,241)	$ (663,380)